Adoption of new and amended standards and interpretations	12 Months Ended
Dec. 31, 2024
Disclosure of Changes in Disclosures [Abstract]
Adoption of new and amended standards and interpretations
5. Adoption of new and amended standards and interpretations
The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2024 (unless otherwise stated). The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
Amendments to IAS 1 - Classification of Liabilities as Current or Non-current
In January 2020, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 Presentation of Financial Statements to specify the requirements for classifying liabilities as current or non-current and apply for annual reporting periods beginning on or after January 2024 . The amendments clarify:
•What is meant by a right to defer settlement.
•That a right to defer must exist at the end of the reporting period.
•That classification is unaffected by the likelihood that an entity will exercise its deferral right.
•That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification
The amendments had no impact on the consolidated financial statements.
Amendment to IFRS 16 – Lease Liability in a Sale and Leaseback
In September 2022, the IASB issued Lease Liability in a Sale and Leaseback. The amendment to IFRS 16 Leases specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. These amendments explain how an entity accounts for a sale and leaseback after the date of the transaction. Sale and leaseback transactions where some or all the lease payments are variable lease payments that do not depend on an index or rate are most likely to be impacted.
The amendment applies retrospectively to annual reporting periods beginning on or after 1 January 2024.
During 2024 and 2023, the Company did not entered into sale and lease back transactions.
Amendment to IAS 1 – Non current liabilities with covenants
In November 2022, the IASB issued Non current liabilities with covenants, in the amendments, the Board clarifies that only covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current.
The amendment applies retrospectively to annual reporting periods beginning on or after 1 January 2024 in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.
The amendment had no impact on the consolidated financial statements, based on the outstanding liabilities as of December 2024..
Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements (“SFAs”)
In May 2023, the IASB issued amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
The amendments applies to annual reporting periods beginning on or after 1 January 2024.
The amendment had no impact on the consolidated financial statements since the Company don’t use this type of transactions.